Accumulated Other Comprehensive Losses - Schedule of Accumulated Other Comprehensive Losses (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accumulated Other Comprehensive Losses [Abstract]
Foreign currency translation adjustment , Beginning balance	¥ (8,820,732)	¥ (9,344,881)
Foreign currency translation adjustment, Other comprehensive loss, net	(4,739,930)	524,148
Foreign currency translation adjustment , Ending balance	(13,560,642)	(8,820,732)
Total, Beginning balance	(8,820,732)	(9,344,881)
Total, Other comprehensive loss, net	(4,739,910)	524,148
Total, Ending balance	¥ (13,560,642)	¥ (8,820,732)